SEGMENT INFORMATION (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 107,220,059		$ 70,707,697		$ 295,180,352		$ 180,215,777		$ 261,425,813		$ 138,613,639		$ 51,879,903
Net income (loss)	24,501,862		18,752,774		68,376,819		49,462,486		74,206,529		57,545,832		25,894,983
Total assets	480,995,704		327,803,921		480,995,704		327,803,921		367,514,931		243,098,978
Fishery Development Division [Member]
Segment Reporting Information [Line Items]
Revenue	47,780,135	[1]	26,704,244	[1]	136,968,336	[1]	68,826,877	[1]	109,059,105	[1]	81,383,568	[1]
Net income (loss)	13,754,241	[1]	9,762,014	[1]	32,002,640	[1]	20,815,367	[1]	40,267,690	[1]	39,150,568	[1]
Total assets	131,700,632	[1]	79,561,093	[1]	131,700,632	[1]	79,561,093	[1]	96,033,450	[1]	79,222,788	[1]
HU Plantation Division [Member]
Segment Reporting Information [Line Items]
Revenue	5,813,667	[2]	10,534,960	[2]	9,085,607	[2]	14,089,946	[2]	22,814,476	[2]	11,878,599	[2]
Net income (loss)	2,567,126	[2]	5,322,211	[2]	3,752,283	[2]	7,533,778	[2]	8,894,028	[2]	6,245,281	[2]
Total assets	55,471,908	[2]	44,908,550	[2]	55,471,908	[2]	44,908,550	[2]	49,831,925	[2]	36,792,718	[2]
Organic Fertilizer Beef and Bread Grass Division [Member]
Segment Reporting Information [Line Items]
Revenue	33,700,137	[3]	20,434,953	[3]	95,459,852	[3]	52,259,230	[3]	73,718,075	[4]	23,347,564	[4]
Net income (loss)	6,994,954	[3]	1,443,930	[3]	25,914,779	[3]	10,786,509	[3]	14,302,266	[4]	3,875,609	[4]
Total assets	218,710,852	[3]	131,498,783	[3]	218,710,852	[3]	131,498,783	[3]	156,141,447	[4]	96,282,055	[4]
Cattle Farm Development Division [Member]
Segment Reporting Information [Line Items]
Revenue	6,814,990	[5]	4,639,397	[5]	21,483,496	[5]	19,423,115	[5]	24,792,014	[5]	17,038,001	[5]
Net income (loss)	641,963	[5]	575,134	[5]	1,966,526	[5]	3,945,015	[5]	4,717,736	[5]	9,058,822	[5]
Total assets	39,995,639	[5]	44,808,248	[5]	39,995,639	[5]	44,808,248	[5]	46,428,738	[5]	28,265,035	[5]
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Revenue	13,111,130	[6]	8,394,143	[6]	32,183,061	[6]	25,616,609	[6]	31,042,143	[6]	4,965,907	[6]
Net income (loss)	543,578	[6]	1,649,485	[6]	4,740,591	[6]	6,381,817	[6]	6,024,809	[6]	(784,448)	[6]
Total assets	$ 35,116,673	[6]	$ 27,027,247	[6]	$ 35,116,673	[6]	$ 27,027,247	[6]	$ 19,079,371	[6]	$ 2,536,382	[6]

[1]	Operated by Capital Award, Inc. (“CA”) and Jiangmen City A Power Fishery Development Co., Limited (“JFD”).
[2]	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co., Limited (“JHST”).
[3]	Operated by Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) , Qinghai Zhong He Meat Products Co., Limited (“QZH”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).
[4]	Operated by Qinghai Sanjiang A Power Agriculture Co., Limited (“SJAP”), A Power Agro Agriculture Development (Macau) Limited (“APWAM”) and Hunan Shenghua A Power Agriculture Co., Limited (“HSA”).
[5]	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Limited (“JHMC”) and Macau Meiji Limited (“MEIJI”).
[6]	Operated by Sino Agro Food, Inc. (“SIAF”) and Sino Agro Food Sweden AB (publ) (“SAFS”).